Business Acquisition and Contingent Consideration (Tables)	12 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Summary of Business Acquisition Purchase Consideration	The total purchase consideration consisted of the following:

Cash	$2,535,610
Fair value of contingent consideration	1,126,505

Total consideration	$3,662,115

Schedule of Contingent Consideration Obligation

The activity of the contingent consideration obligation for the years ending March 31, 2016, 2015 and 2014 and the allocation is as follows:

	Non Contingent	Contingent	Total
Activity is as follows:
Balance at April 1, 2013	$180,597	$890,020	$1,070,617
Less: payments	(309,133)	—	(309,133)
Change in fair market value	538,397	282,634	821,031

Balance at March 31, 2014	409,861	1,172,654	1,582,515
Less: payments	—	—	—
Change in fair market value	421,771	(141,475)	280,296

Balance at March 31, 2015	831,632	1,031,179	1,862,811
Less: payments	—	—	—
Change in fair market value	426,363	(272,226)	154,137

Balance at March 31, 2016	$1,257,995	$758,953	$2,016,948

Allocated as follows:
Payable to Boston Scientific Corp.	$1,257,995	$—	$1,257,995

Contingent consideration – current	$—	$461,211	$461,211

Contingent consideration – non current	$—	$297,742	$297,742